2. Loans: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Past Due Financing Receivables

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 11,265,415	$ 5,928,748	$ 12,984,546	$ 30,178,709
Real Estate Loans	479,103	201,442	603,585	1,284,130
Sales Finance Contracts	455,619	208,323	389,533	1,053,475
Total ...................................	$ 12,200,137	$ 6,338,513	$ 13,977,664	$ 32,516,314
December 31, 2011

Consumer Loans	$ 9,981,262	$ 5,711,530	$ 11,911,170	$ 27,603,962
Real Estate Loans	455,781	114,885	655,667	1,226,333
Sales Finance Contracts	370,283	204,383	492,427	1,067,093
Total ...................................	$ 10,807,326	$ 6,030,798	$ 13,059,264	$ 29,897,388